Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 2,063	$ 2,038
Loans and Leases Receivable, Related Parties, Additions	362	247
Loans and Leases Receivable, Related Parties, Collections	(477)	(222)
Balance at end of year, loans receivable, related parties	1,948	2,063
Related Party Deposit Liabilities	$ 1,300	$ 1,200